Finance debt - Summary of current and non-current borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 3,284	$ 3,198
Non-current finance debt	48,670	43,746
Total	51,954	46,944
Borrowings
Disclosure of detailed information about borrowings [line items]
Current finance debt	3,284	3,198
Non-current finance debt	48,670	43,746
Total	$ 51,954	$ 46,944